--------------------------------------------------------------------------------
                                                                LARGE CAP GROWTH
--------------------------------------------------------------------------------

Alliance Premier
Growth Fund

Semi-Annual Report
May 31, 2001

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o  Are Not FDIC Insured
                           o  May Lose Value
                           o  Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 17, 2001

Dear Shareholder:

This report contains the investment results, economic review and outlook for Alliance Premier Growth Fund (the "Fund") for the semi-annual reporting period ended May 31, 2001.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing predominately in the securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets.

Investment Results

The following table provides performance results for the Fund for the six- and 12-month periods ended May 31, 2001. For comparison, we have also provided the returns for the Fund's benchmark, the Russell 1000 Growth Index, which measures the performance of large-cap U.S. stocks, and the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market.

INVESTMENT RESULTS*
Periods Ended May 31, 2001

                                                       -------------------------
                                                              Total Returns
                                                       -------------------------
                                                       6 Months        12 Months
--------------------------------------------------------------------------------

Alliance Premier Growth Fund
     Class A                                            -10.02%          -26.38%
--------------------------------------------------------------------------------
     Class B                                            -10.40%          -26.93%
--------------------------------------------------------------------------------
     Class C                                            -10.42%          -26.95%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                               -14.99%          -29.71%
--------------------------------------------------------------------------------
S&P 500 Stock Index                                      -3.90%          -10.55%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

  The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

  Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Premier Growth Fund.

  Additional investment results appear on pages 4-7.

It is obviously disappointing to us, as managers of the Fund, that while we have beaten the market averages for years, our performance over the past several months has been mixed. During the six-month period ending May 31, 2001, the Fund did outperform its benchmark, the Russell 1000 Growth Index, but we also underperformed relative to the less volatile S&P 500 Stock Index. Although we have made individual stock errors, we have not been doing anything different in our approach and philosophy. Historically, we have gained our value added through a combination of superior stock selection and a good sense of price timing. The most recent period has been difficult because many top-tier, best-in-class companies have given every indication of doing well, then suddenly report a collapse in business that was unforeseen. Many so-called "safe" stocks in food retailing and pharmaceuticals have been among the companies that have missed earnings. We have remained significantly underweight in the technology sector, and in fact hold technology positions substantially below benchmark weights.

Economic Review and Outlook

Despite strong action by the Federal Reserve to lower interest rates, there remains risk that profits continue to be under pressure and earnings could continue to be a disappointment. As a result, we have chosen to focus on companies where we have only the highest confidence that their earnings can grow through an uncertain economic period. We would prefer to concentrate in well-managed companies in the health care, financials and consumer services sectors rather than invest in a "hope" that the excesses in technology and telecommunications are quickly resolved. We anticipate markets to remain volatile and will take advantage of short-term trading moves, but the current market requires grinding out "bunts" and "singles" rather than swinging wildly and hoping to connect with the long ball.

Review of Investment Strategy

The Fund seeks long term growth by investing in many of the premier U.S. companies that demonstrate world leadership positions. We are focusing on companies with only the highest assurance of upward earnings, and remain extremely price conscious when looking at one stock against another. We are continuing to run the Fund's portfolio with a broad mix of stocks. Also, we believe a middle course is preferable, given our long term, positive view but continuing concern over the near term that the economy may re-


--------------------------------------------------------------------------------
2 o ALLIANCE PREMIER GROWTH FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

pair slower than many investors anticipate. As always, we will continue to make individual decisions where we see the marriage of fundamentals and price for all stocks in the portfolio at each point of the market's gyrations.

Thank you for your continued interest in Alliance Premier Growth Fund. We look forward to reporting the market activity and the Fund's investment results in the ensuing periods.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Alfred Harrison

Alfred Harrison
Executive Vice President

[PHOTO] John D. Carifa

[PHOTO] Alfred Harrison

Portfolio Manager, Alfred Harrison, is Vice Chairman of Alliance Capital with over 40 years of investment experience.


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE PREMIER GROWTH FUND
GROWTH OF A $10,000 INVESTMENT
9/30/92* TO 5/31/01

 [The following data was depicted as a mountain chart in the printed material.]

Alliance Premier Growth Fund Class A: $33,755
S&P 500 Stock Index: $35,727
Russell 1000 Growth Index: $31,328

            Alliance Premier
               Growth Fund
                 Class A        Russell 1000 Growth Index    S&P 500 Stock Index
            -----------------   -------------------------    -------------------
9/30/1992        $ 9,579                 $10,000                   $10,000
5/31/1993        $10,660                 $10,540                   $10,981
5/31/1994        $11,216                 $10,732                   $11,448
5/31/1995        $13,119                 $13,088                   $13,755
5/31/1996        $17,792                 $17,350                   $17,663
5/31/1997        $23,061                 $21,940                   $22,863
5/31/1998        $31,918                 $28,251                   $29,872
5/31/1999        $40,558                 $35,658                   $36,155
5/31/2000        $49,928                 $44,569                   $39,940
5/31/2001        $36,755                 $31,328                   $35,727

This chart illustrates the total value of an assumed $10,000 investment in Alliance Premier Growth Fund Class A shares (from 9/30/92 to 5/31/01) as compared to the performance of appropriate broad-based indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States.

The unmanaged Standard & Poor's (S&P) 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market.

When comparing Alliance Premier Growth Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An in vestor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Premier Growth Fund.

* Closest month-end after Fund's Class A share inception date of 9/28/92.


--------------------------------------------------------------------------------
4 o ALLIANCE PREMIER GROWTH FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE PREMIER GROWTH FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

                              [BAR CHART OMITTED]

            Alliance Premier Growth Fund--Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                            Alliance Premier            Russell 1000
                               Growth Fund              Growth Index
--------------------------------------------------------------------------------
      5/31/93*                    11.29%                     5.40%
      5/31/94                      5.22%                     1.82%
      5/31/95                     16.97%                    21.95%
      5/31/96                     35.62%                    32.57%
      5/31/97                     29.61%                    26.46%
      5/31/98                     38.40%                    28.77%
      5/31/99                     27.07%                    26.22%
      5/31/00                     23.10%                    24.99%
      5/31/01                    -26.38%                   -29.71%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). Total returns for Class B, Class C and Advisor Class shares will vary due to different expenses associated with these classes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. The unmanaged Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation.

The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Premier Growth Fund.

* The Fund's return for the period ended 5/31/93 is from the Fund's inception date of 9/28/92 through 5/31/93. The benchmark's return for the period ended 5/31/93 is from 9/30/92 through 5/31/93.


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2001 (unaudited)

INCEPTION DATES                 PORTFOLIO STATISTICS
Class A Shares                  Net Assets ($mil): $15,328
9/28/92                         Median Market Capitalization ($mil): $51,766
Class B Shares
9/28/92
Class C Shares
5/3/93

Sector Breakdown
  29.2% Consumer Services
  18.8% Finance
  15.8% Technology
  13.6% Health Care
   7.8% Energy                          [PIE CHART OMITTED]
   6.9% Multi-Industry Companies
   4.4% Consumer Staples
   2.8% Capital Goods
   0.5% Utilities
   0.2% Short-Term

Country Breakdown
  85.4% United States
   9.6% United Kingdom                  [PIE CHART OMITTED]
   4.2% Finland
   0.6% Netherlands
   0.2% Short-Term

Holding Type
  99.8% Equity                          [PIE CHART OMITTED]
   0.2% Short-Term

All data as of May 31, 2001. The Fund's sector and country breakdowns and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCE PREMIER GROWTH FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                            Without Sales Charge       With Sales Charge
                     1 Year       -26.38%                   -29.51%
                    5 Years        15.62%                    14.62%
            Since Inception*       16.78%                    16.20%

Class B Shares
--------------------------------------------------------------------------------
                            Without Sales Charge        With Sales Charge
                     1 Year       -26.93%                   -29.58%
                    5 Years        14.84%                    14.84%
            Since Inception*       16.04%                    16.04%

Class C Shares
--------------------------------------------------------------------------------
                            Without Sales Charge        With Sales Charge
                     1 Year       -26.95%                   -27.61%
                    5 Years        14.83%                    14.83%
            Since Inception*       16.64%                    16.64%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2001)

                              Class A           Class B          Class
                               Shares            Shares          Shares
--------------------------------------------------------------------------------
                     1 Year    -36.48%           -36.54%         -34.73%
                    5 Years     13.95%            14.17%          14.17%
            Since Inception*    15.28%            15.12%          15.67%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date: 9/28/92, Class A and Class B; 5/3/93, Class C.


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2001 (unaudited)

                                                                Percent of
Company                                         Value           Net Assets
-----------------------------------------------------------------------------
MBNA Corp.                             $  871,181,834                 5.7%
-----------------------------------------------------------------------------
BP Plc (ADR)                              816,865,505                 5.3
-----------------------------------------------------------------------------
Kohl's Corp.                              816,368,425                 5.3
-----------------------------------------------------------------------------
UnitedHealth Group, Inc.                  773,329,000                 5.1
-----------------------------------------------------------------------------
Citigroup, Inc.                           728,005,071                 4.7
-----------------------------------------------------------------------------
AT&T Corp.                                719,556,845                 4.7
-----------------------------------------------------------------------------
Pfizer, Inc.                              654,574,313                 4.3
-----------------------------------------------------------------------------
Vodafone Group Plc (ADR)                  652,373,631                 4.3
-----------------------------------------------------------------------------
Nokia Corp. (ADR)                         644,318,020                 4.2
-----------------------------------------------------------------------------
Microsoft Corp.                           588,749,472                 3.8
-----------------------------------------------------------------------------
                                       $7,265,322,116                47.4%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2001 (unaudited)
                                       --------------------------------------
                                                       Shares*
                                       --------------------------------------
Purchases                                  Bought        Holdings 5/31/01
-----------------------------------------------------------------------------
BP Plc (ADR)                            7,446,600              15,299,972
-----------------------------------------------------------------------------
Comcast Corp. Cl.A                      6,556,900               6,556,900
-----------------------------------------------------------------------------
Enron Corp.                             4,765,800               7,198,800
-----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.        5,998,600               5,998,600
-----------------------------------------------------------------------------
General Electric Co.                    8,689,000               8,689,000
-----------------------------------------------------------------------------
Microsoft Corp.                         8,510,400               8,510,400
-----------------------------------------------------------------------------
Pharmacia Corp.                         8,225,085              10,193,785
-----------------------------------------------------------------------------
Safeway, Inc.                           6,246,900               6,246,900
-----------------------------------------------------------------------------
UnitedHealth Group, Inc.               10,715,400              13,449,200
-----------------------------------------------------------------------------
Walgreen Co.                            8,859,800               8,859,800
-----------------------------------------------------------------------------

Sales                                        Sold        Holdings 5/31/01
-----------------------------------------------------------------------------
Applied Materials, Inc.                15,562,500                 644,300
-----------------------------------------------------------------------------
AT&T Corp.- Liberty Media Group Cl.A   16,750,800              11,362,748
-----------------------------------------------------------------------------
Cisco Systems, Inc.                    17,823,100               6,062,000
-----------------------------------------------------------------------------
Citigroup, Inc.                         2,721,489              14,204,977
-----------------------------------------------------------------------------
Clear Channel Communications, Inc.      4,761,308                      -0-
-----------------------------------------------------------------------------
Home Depot, Inc.                       16,775,500                 823,300
-----------------------------------------------------------------------------
JDS Uniphase Corp.                        870,400                      -0-
-----------------------------------------------------------------------------
Nortel Networks Corp.                  20,172,300                      -0-
-----------------------------------------------------------------------------
Tyco International, Ltd.                6,972,700               9,741,054
-----------------------------------------------------------------------------
Viacom, Inc. Cl.B                       6,792,400               8,266,385
-----------------------------------------------------------------------------

* Adjusted for a stock split and spin-offs.


--------------------------------------------------------------------------------
8 o ALLIANCE PREMIER GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2001 (unaudited)

Company                                           Shares             Value
-----------------------------------------------------------------------------

COMMON STOCKS-99.6%

Consumer Services-29.1%
Airlines-6.0%
Continental Airlines, Inc. Cl.B(a)..........   5,149,700  $    253,210,749
Delta Airlines, Inc. .......................   1,948,500        92,787,570
KLM Royal Dutch Air (Netherlands)(a)........   4,228,911        82,886,656
Northwest Airlines Corp. Cl.A(a)............   8,664,500       235,501,110
UAL Corp. ..................................   6,881,700       256,205,691
                                                          ----------------
                                                               920,591,776
                                                          ----------------
Broadcasting & Cable-9.6%
AOL Time Warner, Inc.(a)....................  10,394,200       542,889,066
AT&T Corp.-Liberty Media Group Cl.A(a)......  11,362,748       191,462,304
Comcast Corp. Cl.A(a).......................   6,556,900       268,570,624
Viacom, Inc. Cl.B(a)........................   8,266,385       476,474,431
                                                          ----------------
                                                             1,479,396,425
                                                          ----------------
Cellular Communications-7.2%
AT&T Wireless Group(a)......................  25,147,500       450,140,250
Vodafone Group Plc (ADR) (United Kingdom)...  25,197,900       652,373,631
                                                          ----------------
                                                             1,102,513,881
                                                          ----------------
Retail - General Merchandise-6.3%
Home Depot, Inc. ...........................     823,300        40,580,457
Kohl's Corp.(a).............................  13,263,500       816,368,425
Target Corp. ...............................     608,900        23,016,420
Wal-Mart Stores, Inc. ......................   1,524,600        78,898,050
                                                          ----------------
                                                               958,863,352
                                                          ----------------
                                                             4,461,365,434
                                                          ----------------
Finance-18.8%
Brokerage & Money Management-3.8%
Goldman Sachs Group, Inc. ..................   2,469,400       234,839,940
Merrill Lynch & Co., Inc. ..................   2,541,300       165,108,261
Morgan Stanley, Dean Witter & Co. ..........   2,710,600       176,216,106
                                                          ----------------
                                                               576,164,307
                                                          ----------------
Insurance-1.4%
American International Group, Inc. .........   2,727,910       220,960,710
                                                          ----------------

Mortgage Banking-2.6%
Federal Home Loan Mortgage Corp. ...........   5,998,600       397,107,320
                                                          ----------------

Miscellaneous-11.0%
Citigroup, Inc. ............................  14,204,977       728,005,071
MBNA Corp. .................................  24,159,230       871,181,834
The CIT Group, Inc. Cl.A....................   2,208,180        87,664,746
                                                          ----------------
                                                             1,686,851,651
                                                          ----------------
                                                             2,881,083,988
                                                          ----------------


--------------------------------------------------------------------------------
                                                ALLIANCE PREMIER GROWTH FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                           Shares             Value
-----------------------------------------------------------------------------

Technology-15.8%
Communication Equipment-6.0%
Cisco Systems, Inc.(a)......................   6,062,000  $    116,754,120
Corning, Inc. ..............................   3,878,000        73,371,760
Juniper Networks, Inc.(a)...................   1,991,500        84,698,495
Nokia Corp. (ADR) (Finland).................  22,035,500       644,318,020
                                                          ----------------
                                                               919,142,395
                                                          ----------------
Computer Hardware/Storage-1.0%
EMC Corp. ..................................   2,290,529        72,380,716
Sun Microsystems, Inc.(a)...................   5,164,600        85,060,962
                                                          ----------------
                                                               157,441,678
                                                          ----------------
Computer Services-0.5%
Electronic Data Systems Corp. ..............   1,375,800        84,267,750
                                                          ----------------

Computer Software-7.3%
Amdocs, Ltd.(a).............................   6,513,450       402,531,210
Check Point Software Technologies, Ltd.(a)..   1,017,300        54,791,778
Microsoft Corp.(a)..........................   8,510,400       588,749,472
VERITAS Software Corp.(a)...................   1,008,100        66,786,625
                                                          ----------------
                                                             1,112,859,085
                                                          ----------------
Internet Infrastructure-0.2%
eBay, Inc.(a)...............................     475,100        28,753,052
                                                          ----------------

Semi-Conductor Capital Equipment-0.2%
Applied Materials, Inc.(a)..................     644,300        32,169,899
                                                          ----------------

Semi-Conductor Components-0.6%
Micron Technology, Inc.(a)..................   2,291,700        85,938,750
                                                          ----------------
                                                             2,420,572,609
                                                          ----------------
Health Care-13.5%
Drugs-7.5%
Pfizer, Inc. ...............................  15,261,700       654,574,313
Pharmacia Corp. ............................  10,193,785       495,010,200
                                                          ----------------
                                                             1,149,584,513
                                                          ----------------
Medical Products-0.5%
Medtronic, Inc. ............................   1,889,350        81,204,263
                                                          ----------------

Medical Services-5.5%
Cardinal Health, Inc. ......................     948,100        68,253,719
UnitedHealth Group, Inc. ...................  13,449,200       773,329,000
                                                          ----------------
                                                               841,582,719
                                                          ----------------
                                                             2,072,371,495
                                                          ----------------
Energy-7.8%
International-5.3%
BP Plc (ADR) (United Kingdom)...............  15,299,972       816,865,505
                                                          ----------------


--------------------------------------------------------------------------------
10 o ALLIANCE PREMIER GROWTH FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)             Value
-----------------------------------------------------------------------------

Miscellaneous-2.5%
Enron Corp. ................................   7,198,800  $    380,888,508
                                                          ----------------
                                                             1,197,754,013
                                                          ----------------
Multi-Industry Companies-6.9%
Honeywell International, Inc. ..............  10,328,400       499,894,560
Tyco International, Ltd. ...................   9,741,054       559,623,552
                                                          ----------------
                                                             1,059,518,112
                                                          ----------------
Consumer Staples-4.4%
Retail - Food & Drug-4.4%
Safeway, Inc.(a)............................   6,246,900       316,405,485
Walgreen Co. ...............................   8,859,800       356,075,362
                                                          ----------------
                                                               672,480,847
                                                          ----------------
Capital Goods-2.8%
Miscellaneous-2.8%
General Electric Co. .......................   8,689,000       425,761,000
                                                          ----------------

Utilities-0.5%
Telephone Utility-0.5%
AT&T Corp. .................................   3,682,300        77,954,291
                                                          ----------------

Total Common Stocks
   (cost $15,022,578,836)...................                15,268,861,789
                                                          ----------------

SHORT-TERM INVESTMENTS-0.2%
Commercial Paper-0.2%
General Electric Capital Corp.
   4.19%, 6/01/01...........................     $30,795        30,795,000
                                                          ----------------

Time Deposit-0.0%
State Street Euro Dollar
   3.50%, 6/01/01...........................       2,744         2,744,000
                                                          ----------------

Total Short-Term Investments
   (amortized cost $33,539,000).............                    33,539,000
                                                          ----------------

Total Investments-99.8%
   (cost $15,056,117,836)...................                15,302,400,789
Other assets less liabilities-0.2%..........                    25,515,792
                                                          ----------------

Net Assets-100%.............................              $ 15,327,916,581
                                                          ================

(a) Non-income producing security.

    Glossary:

    ADR - American Depositary Receipt.

    See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 11

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2001 (unaudited)

Assets
Investments in securities, at value
   (cost $15,056,117,836)............................     $ 15,302,400,789
Cash ................................................                1,986
Collateral held for securities loaned................          287,341,600
Receivable for investment securities sold............          176,444,102
Receivable for capital stock sold....................           18,326,481
Dividends and interest receivable....................            8,090,750
                                                          ----------------
Total assets.........................................       15,792,605,708
                                                          ----------------
Liabilities
Payable for collateral received on securities loaned.          287,341,600
Payable for investment securities purchased..........          147,029,420
Payable for capital stock redeemed...................           14,289,343
Advisory fee payable.................................           12,259,714
Distribution fee payable.............................            2,638,286
Accrued expenses and other liabilities...............            1,130,764
                                                          ----------------
Total liabilities....................................          464,689,127
                                                          ----------------
Net Assets...........................................     $ 15,327,916,581
                                                          ================
Composition of Net Assets
Capital stock, at par................................     $        663,509
Additional paid-in capital...........................       19,007,943,594
Net investment loss..................................         (102,790,295)
Accumulated net realized loss on investments.........       (3,824,183,180)
Net unrealized appreciation of investments...........          246,282,953
                                                          ----------------
                                                          $ 15,327,916,581
                                                          ================
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($4,391,864,504 / 181,141,855 shares of capital stock
   issued and outstanding)...........................               $24.25
Sales charge--4.25% of public offering price.........                 1.08
                                                                    ------
Maximum offering price...............................               $25.33
                                                                    ======
Class B Shares
Net asset value and offering price per share
   ($7,581,937,458 / 335,817,598 shares of capital stock
   issued and outstanding)...........................               $22.58
                                                                    ======
Class C Shares
Net asset value and offering price per share
   ($2,879,524,505 / 127,336,682 shares of capital stock
   issued and outstanding)...........................               $22.61
                                                                    ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($474,590,114 / 19,212,544 shares of capital stock
   issued and outstanding)...........................               $24.70
                                                                    ======

See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE PREMIER GROWTH FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $2,086,508)....................... $    48,410,884
Interest................................       8,629,883   $    57,040,767
                                         ---------------
Expenses
Advisory fee............................      74,594,191
Distribution fee - Class A..............       6,848,295
Distribution fee - Class B..............      40,548,240
Distribution fee - Class C..............      15,390,323
Transfer agency.........................      17,698,657
Printing................................       3,362,286
Custodian...............................         605,825
Registration............................         353,881
Audit and legal.........................          94,643
Administrative..........................          74,000
Directors' fees.........................          15,500
Miscellaneous...........................         245,221
                                         ---------------
Total expenses..........................                       159,831,062
                                                           ---------------
Net investment loss.....................                      (102,790,295)
                                                           ---------------
Realized and Unrealized Gain
(Loss) on Investments
Net realized loss on investment
   transactions.........................                    (3,661,023,591)
Net change in unrealized
   appreciation/depreciation of
   investments..........................                     1,968,703,679
                                                           ---------------
Net loss on investments.................                    (1,692,319,912)
                                                           ---------------
Net Decrease in Net Assets from
   Operations...........................                   $(1,795,110,207)
                                                           ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 13

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                              Six Months
                                                 Ended          Year Ended
                                              May 31, 2001     November 30,
                                              (unaudited)          2000
                                           ================  ================
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................    $   (102,790,295) $   (231,503,004)
Net realized gain (loss) on investment
   transactions........................      (3,661,023,591)    1,491,890,073
Net change in unrealized
   appreciation /depreciation
   of investments......................       1,968,703,679    (4,100,061,069)
                                           ----------------  ----------------
Net decrease in net assets from operations   (1,795,110,207)   (2,839,674,000)
Distributions to Shareholders from:
Net realized gain on investments
   Class A.............................        (430,386,380)     (286,813,144)
   Class B.............................        (836,973,608)     (572,357,713)
   Class C.............................        (316,504,332)     (208,315,780)
   Advisor Class.......................         (45,993,458)      (30,625,953)
Capital Stock Transactions
Net increase...........................       1,253,998,847     5,557,581,821
                                           ----------------  ----------------
Total increase (decrease)..............      (2,170,969,138)    1,619,795,231
Net Assets
Beginning of period....................      17,498,885,719    15,879,090,488
                                           ----------------  ----------------
End of period..........................    $ 15,327,916,581  $ 17,498,885,719
                                           ================  ================

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange, on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 15

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accor-


--------------------------------------------------------------------------------
16 o ALLIANCE PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

dance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $74,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2001.

The Fund compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $10,330,035 for the six months ended May 31, 2001.

For the six months ended May 31, 2001, the Fund's expenses were reduced by $342,892 under an expense offset arrangement with Alliance Global Investor Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $584,682 from the sale of Class A shares and $134,010, $8,431,483 and $421,143 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2001.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2001 amounted to $26,154,522, of which $1,862,905 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 17

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $263,962,261 and $15,900,416 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $11,959,721,982 and $12,770,775,919, respectively, for the six months ended May 31, 2001. There were purchases of $811,765,934 and sales of $453,198,241 of U.S. government and government agency obligations for the six months ended May 31, 2001.

At May 31, 2001 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $1,438,216,684 and gross unrealized depreciation of investments was $1,191,933,730 resulting in net unrealized appreciation of $246,282,954.

NOTE E

Security Lending

The Fund has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Fund. UBS/Paine Webber will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2001, the Fund had loaned securities with a value of $278,700,292 and received cash collateral of $287,341,600. For the six months ended May 31, 2001, the Fund received fee income of $664,844 which is included in interest income in the accompanying Statement of Operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class


--------------------------------------------------------------------------------
18 o ALLIANCE PREMIER GROWTH FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                -------------------------------    -----------------------------------
                             Shares                               Amount
                -------------------------------    -----------------------------------
                Six Months Ended     Year Ended    Six Months Ended         Year Ended
                    May 31, 2001   November 30,        May 31, 2001       November 30,
                     (unaudited)           2000         (unaudited)               2000
                ----------------------------------------------------------------------
Class A
Shares sold           85,755,463     224,561,941    $ 2,219,057,544    $ 8,196,266,352
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of distributions    14,603,545       7,916,267        407,587,712        269,707,886
--------------------------------------------------------------------------------------
Shares converted
  from Class B           522,492       2,132,417         13,165,912         77,261,229
--------------------------------------------------------------------------------------
Shares redeemed      (82,949,248)   (191,040,191)    (2,150,121,669)    (6,956,638,569)
--------------------------------------------------------------------------------------
Net increase          17,932,252      43,570,434    $   489,689,499    $ 1,586,596,898
======================================================================================

Class B
Shares sold           29,272,202     102,803,321    $   707,568,961    $ 3,524,086,623
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions       29,811,077      16,644,105        777,773,082        536,771,886
--------------------------------------------------------------------------------------
Shares converted
  to Class A            (559,988)     (2,258,119)       (13,165,912)       (77,261,229)
--------------------------------------------------------------------------------------
Shares redeemed      (39,647,974)    (39,972,994)      (934,244,744)    (1,350,566,768)
--------------------------------------------------------------------------------------
Net increase          18,875,317      77,216,313    $   537,931,387    $ 2,633,030,512
======================================================================================

Class C
Shares sold           18,299,686      71,471,982    $   444,360,505    $ 2,464,888,966
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions       11,341,715       6,062,683        296,359,205        195,825,128
--------------------------------------------------------------------------------------
Shares redeemed      (23,224,304)    (43,601,792)      (557,246,580)    (1,492,789,004)
--------------------------------------------------------------------------------------
Net increase           6,417,097      33,932,873    $   183,473,130    $ 1,167,925,090
======================================================================================

Advisor Class
Shares sold            9,296,458       8,519,612    $   241,525,174    $   312,873,796
--------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  distributions        1,454,109         811,930         41,311,238         28,011,582
--------------------------------------------------------------------------------------
Shares redeemed       (8,988,728)     (4,756,642)      (239,931,581)      (170,856,057)
--------------------------------------------------------------------------------------
Net increase           1,761,839       4,574,900    $    42,904,831    $   170,029,321
======================================================================================


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE G

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2001.


--------------------------------------------------------------------------------
20 o ALLIANCE PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------------
                                                                           Class A
                                ----------------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                    May 31,                                    Year Ended November 30,
                                       2001         -----------------------------------------------------------------------------
                                (unaudited)               2000            1999            1998               1997            1996
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......        $29.51             $35.82          $27.50          $22.00             $17.98          $16.09
                                ----------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ......          (.09)              (.26)           (.28)           (.15)              (.10)           (.04)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............         (2.52)             (3.69)           9.21            7.11               5.20            3.20
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................         (2.61)             (3.95)           8.93            6.96               5.10            3.16
                                ----------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ............         (2.65)             (2.36)           (.61)          (1.46)             (1.08)          (1.27)
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  end of period .............        $24.25             $29.51          $35.82          $27.50             $22.00          $17.98
                                ====================================================================================================
Total Return
Total investment return based
  on net asset value(b) .....        (10.02)%           (11.91)%         33.13%          33.94%             30.46%          21.52%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........    $4,391,865         $4,817,131      $4,285,490      $1,418,262           $373,099        $172,870
Ratio of expenses to average
  net assets ................          1.48%(c)           1.44%           1.50%           1.59%(d)           1.57%           1.65%
Ratio of net investment loss
  to average net assets .....          (.73)%(c)          (.71)%          (.85)%          (.59)%             (.52)%          (.27)%
Portfolio turnover rate .....            80%               125%             75%             82%                76%             95%

See footnote summary on page 24.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 21

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------------
                                                                           Class B
                                ----------------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                    May 31,                                    Year Ended November 30,
                                       2001         -----------------------------------------------------------------------------
                                (unaudited)               2000            1999            1998               1997            1996
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......        $27.76             $34.05          $26.33          $21.26             $17.52          $15.81
                                ----------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a) ......          (.18)              (.48)           (.48)           (.30)              (.23)           (.14)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............         (2.35)             (3.45)           8.81            6.83               5.05            3.12
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................         (2.53)             (3.93)           8.33            6.53               4.82            2.98
                                ----------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ............         (2.65)             (2.36)           (.61)          (1.46)             (1.08)          (1.27)
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  end of period .............        $22.58             $27.76          $34.05          $26.33             $21.26          $17.52
                                ====================================================================================================
Total Return
Total investment return based
  on net asset value(b)  ....        (10.40)%           (12.51)%         32.30%          33.04%             29.62%          20.70%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........    $7,581,937         $8,797,132      $8,161,471      $2,799,288           $858,449        $404,137
Ratio of expenses to average
  net assets ................          2.20%(c)           2.13%           2.18%           2.28%(d)           2.25%           2.32%
Ratio of net investment loss
  to average net assets .....         (1.51)%(c)         (1.40)%         (1.53)%         (1.27)%            (1.20)%          (.94)%
Portfolio turnover rate .....            80%               125%             75%             82%                76%             95%

See footnote summary on page 24.


--------------------------------------------------------------------------------
22 o ALLIANCE PREMIER GROWTH FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                ----------------------------------------------------------------------------------------------------
                                                                           Class C
                                ----------------------------------------------------------------------------------------------------
                                 Six Months
                                      Ended
                                    May 31,                                    Year Ended November 30,
                                       2001         -----------------------------------------------------------------------------
                                (unaudited)               2000            1999            1998               1997            1996
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......        $27.80             $34.09          $26.36          $21.29             $17.54          $15.82
                                ----------------------------------------------------------------------------------------------------
Income from Investment
  Operations
Net investment loss(a) ......          (.18)              (.48)           (.49)           (.31)              (.24)           (.14)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............         (2.36)             (3.45)           8.83            6.84               5.07            3.13
                                ----------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................         (2.54)             (3.93)           8.34            6.53               4.83            2.99
                                ----------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ............         (2.65)             (2.36)           (.61)          (1.46)             (1.08)          (1.27)
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  end of period .............        $22.61             $27.80          $34.09          $26.36             $21.29          $17.54
                                ====================================================================================================
Total Return
Total investment return based
  on net asset value(b)  ....        (10.42)%           (12.49)%         32.31%          32.99%             29.64%          20.76%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........    $2,879,525         $3,361,307      $2,965,440        $862,193           $177,923         $60,194
Ratio of expenses to average
  net assets ................          2.21%(c)           2.13%           2.18%           2.28%(d)           2.24%           2.32%
Ratio of net investment loss
  to average net assets .....         (1.53)%(c)         (1.40)%         (1.53)%         (1.30)             (1.22)%          (.94)%
Portfolio turnover rate .....            80%               125%             75%             82%                76%             95%

See footnote summary on page 24.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                --------------------------------------------------------------------------------------------------
                                                                       Advisor Class
                                --------------------------------------------------------------------------------------------------
                                                                                                                     October 2,
                                 Six Months                                                                             1996(e)
                                      Ended                                                                                  to
                                    May 31,                             Year Ended November 30,                        November
                                       2001           -----------------------------------------------------------           30,
                                (unaudited)               2000            1999            1998               1997          1996
                                --------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period .......        $29.99             $36.25          $27.71          $22.10             $17.99        $15.94
                                --------------------------------------------------------------------------------------------------
Income from Investment
  Operations
Net investment loss(a) ......          (.07)              (.14)           (.17)           (.07)              (.06)         (.01)
Net realized and unrealized
  gain (loss) on investment
  transactions ..............         (2.57)             (3.76)           9.32            7.14               5.25          2.06
                                --------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ................         (2.64)             (3.90)           9.15            7.07               5.19          2.05
                                --------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains ............         (2.65)             (2.36)           (.61)          (1.46)             (1.08)           -0-
                                --------------------------------------------------------------------------------------------------
Net asset value,
  end of period .............        $24.70             $29.99          $36.25          $27.71             $22.10        $17.99
                                ==================================================================================================
Total Return
Total investment return based
  on net asset value(b) .....         (9.96)%           (11.61)%         33.68%          34.31%             30.98%        12.86%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...........      $474,590           $523,315        $466,690        $271,661            $53,459        $1,922
Ratio of expenses to average
  net assets ................          1.20%(c)           1.11%           1.16%           1.26%(d)           1.25%         1.50%(c)
Ratio of net investment loss
  to average net assets .....          (.52)%(c)          (.38)%          (.51)%          (.28)%             (.28)%        (.48)%(c)
Portfolio turnover rate .....            80%               125%             75%             82%                76%           95%

(a) Based on average shares oustanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the year ended November 30, 1998, the ratios of expenses to average net assets were 1.58% for Class A shares, 2.27% for Class B shares, 2.27% for Class C shares and 1.25% for Advisor Class shares, respectively.

(e) Commencement of distribution.


--------------------------------------------------------------------------------
24 o ALLIANCE PREMIER GROWTH FUND

                                                          ----------------------
                                                          ADDITIONAL INFORMATION
                                                          ----------------------

RESULTS OF SHAREHOLDERS MEETING

A Special Meeting of Shareholders of Alliance Premier Growth Fund, Inc. (the "Fund") was held on December 12, 2000, and adjourned until January 4, 2001 (each a "Meeting" and collectively the "Meetings"). At the December 12, 2000 Meeting, with respect to the first two items business, the election of Directors and the ratificiation of independent auditors, the required number of outstanding shares were voted in favor of the proposals, and the proposals were approved. At the January 4, 2000 Meeting, the required number of outstanding shares voted in favor of the remaining proposals, and the proposals were approved. A description of each proposal and number of shares voted at the Meetings are as follows:

                                                                       Withheld
                                                          Voted For    Authority
================================================================================
1. To elect eight
   Directors of the Fund,
   each such Director to
   hold office until his or
   her successor is duly
   elected and qualified
                          Ruth Block                     319,583,074   8,128,563
                          John D. Carifa                 319,840,115   7,871,522
                          David H. Dievler               319,562,616   8,149,020
                          John H. Dobkin                 319,787,293   7,924,344
                          William H. Foulk, Jr.          319,574,616   8,137,021
                          Dr. James M. Hester            319,356,716   8,354,921
                          Clifford L. Michel             319,768,961   7,942,676
                          Donald J. Robinson             319,723,288   7,988,349

                                                Voted                   Broker
                                 Voted For     Against    Abstained    Non-Votes
================================================================================
   To ratify the selection
   of PricewaterhouseCoopers
   LLP as independent
   auditors of the Fund for
   fiscal year ending 2000      316,718,805   3,238,960   7,753,872

   To approve an amendment
   of the Fund's fundamental
   policy to permit the Fund
   to engage in securities
   lending to the extent
   permitted by the Investment
   Company Act of 1940, as
   amended (the "1940" Act).    229,341,278  11,501,082  11,487,547   75,381,729

   Approval of a proposal to
   amend a fundamental policy
   relating to portfolio
   diversification to permit
   the Fund to fully use
   the investment latitude for
   diversified funds
   established by the 1940
   Act.                         231,874,679   8,964,197  11,491,031   75,381,729


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 25

----------------------
ADDITIONAL INFORMATION
----------------------

                                                Voted                   Broker
                                 Voted For     Against    Abstained    Non-Votes
================================================================================
   Approval of a proposal to
   amend a fundamental policy
   relating to investments in
   non-U.S. companies.          230,196,955  10,868,033  11,264,919   75,381,729

   Approval of a proposal to
   reclassify the fundamental
   policy regarding
   investments in illiquid
   securities as non-
   fundamental and to revise
   the policy.                  226,647,638  12,192,754  13,489,515   75,381,729


--------------------------------------------------------------------------------
26 o ALLIANCE PREMIER GROWTH FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

earnings

Revenues minus cost of sales, operating expenses, and taxes, over a given period of time. Earnings are often the most important determinant of a company's stock price.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.

valuation

The process of determining the value of an asset or company.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 27

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
28 o ALLIANCE PREMIER GROWTH FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o  Low Minimum Investments

   You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o  Automatic Reinvestment

   You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o  Automatic Investment Program

   Build your investment account by having money automatically transferred from your bank account on a regular basis.

o  Dividend Direction Plans

   You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o  Auto Exchange

   You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o  Systematic Withdrawals

   Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o  E-Statements

   Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o  A Choice of Purchase Plans

   Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o  Telephone Transaction

   Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o  Alliance Answer: 24-Hour Information

   For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o  The Alliance Advance

   A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 29

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Alfred Harrison, Executive Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
30 o ALLIANCE PREMIER GROWTH FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                               ALLIANCE PREMIER GROWTH FUND o 31

NOTES


--------------------------------------------------------------------------------
32  o ALLIANCE PREMIER GROWTH FUND

Alliance Premier Growth Fund

1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

APGSR501